Consolidated Statement of Changes in Equity (Parenthetical) - shares	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement [LineItems]
Shares transferred for exercise option	2,599,183	4,351,775	1,101,217
Treasury shares [member]
Statement [LineItems]
Treasury shares held	27,353,853	23,097,216	13,728,607